Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,430	$ 19,772
Less: Allowance for credit losses	(663,748)	(540,626)
Account Receivable, Net	1,552,525	1,759,593
Accounts receivable from third parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	2,210,991	2,280,447
Accounts receivable from related parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,282	$ 19,772